Accounts Receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	€ 427	€ 549
Less than 1 month
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	78	271
1 to 3 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	105	97
3 to 6 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	96	52
6 to 12 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	33	34
Greater than 12 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	€ 115	€ 95